Total operating costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of restructuring	€ 105	€ 264	€ 94